Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	May 31, 2022	May 31, 2021	May 31, 2020
Deferred tax assets
Allowance doubtful accounts	$ 41,806	$ 12,710
Accrued expenses	53,069	76,848
Net operating loss carry-forward	321,258	102,595
Tax impact from the long term investments disposed to related party	1,521	1,521
Total deferred tax assets	417,654	193,674
Less: valuation allowance	(397,616)	(90,087)	$ (41,095)
Total deferred tax assets, net	20,038	103,587
Deferred tax liabilities
Acquired assets	1,788	3,241
Tax impact from the unrealized gain on available-for-sale investments	17,452	9,931
Total deferred tax liabilities	$ 19,240	$ 13,172